Annual Total Returns [BarChart] - Loomis Sayles Small Cap Growth Portfolio - Class A	Apr. 30, 2021
Bar Chart Table:
Annual Return 2011	2.98%
Annual Return 2012	11.19%
Annual Return 2013	48.70%
Annual Return 2014	1.22%
Annual Return 2015	1.73%
Annual Return 2016	6.21%
Annual Return 2017	27.04%
Annual Return 2018	0.55%
Annual Return 2019	26.88%
Annual Return 2020	34.34%